Stockholders' Equity (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share Repurchases
Repurchase of common stock, authorized amount	$ 750,000,000
Repurchase of common stock, remaining authorization	73,500,000
Dividends
Dividends declared per share (in dollars per share)	$ 0.05	$ 0.05
Payment of dividends	$ 199,000	$ 5,441,000